Exceptional Items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Exceptional Items [Abstract]
Restructuring	$ (137)	$ (288)
Acquisition costs business combinations	(38)	(25)
Business and asset disposal (including impairment losses)	(21)	26
Impact on profit from operations	(196)	(287)
Exceptional net finance income/(cost)	(494)	(211)
Exceptional taxes	45	37
Exceptional non-controllinginterest	(3)	9
Net impact on profit attributable to equity holders of AB InBev	$ (648)	$ (452)